Subsequent events (Details)						12 Months Ended
	Jul. 21, 2023 shares	Apr. 03, 2023 USD ($) $ / shares shares	Mar. 03, 2023 USD ($) D $ / shares	Jan. 28, 2022 USD ($) $ / shares shares	Jan. 28, 2022 CNY (¥) shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 CNY (¥) shares	Jun. 28, 2023	Mar. 31, 2022 USD ($) $ / shares	Apr. 22, 2020 $ / shares
Subsequent events
Common Stock, Value, Issued | $						$ 2,980			$ 2,980
Additional paid-in capital | $						$ 19,055,407			$ 18,055,407
Par value per share | $ / shares						$ 0.0002			$ 0.0002	$ 0.00015
Equity transfer agreement | Wuxi Talent
Subsequent events
Percentage of interest acquired				60.00%
Cash payment amount				$ 2,182,866	¥ 15,000,000	$ 1,902,004	¥ 13,070,000
Issuance of shares (in shares) | shares				791,667	791,667	791,667	791,667
Stock price | $ / shares				$ 3
Issuance of shares | $						$ 2,375,001
One-year convertible bond
Subsequent events
Original principal amount | $			$ 1,000,000
Annual interest rate percentage			7.00%
Maturity period			360 days
Threshold consecutive days | D			5
Conversion price | $ / shares			$ 1.82
Conversion price per share | $ / shares			$ 1.82
Subsequent events
Subsequent events
Common Stock, Value, Issued | $		$ 110
Additional paid-in capital | $		$ (110)
Subsequent events | Common Stock [Member]
Subsequent events
Conversion price | $ / shares		$ 1.82
Shares issued | shares		549,451
Total conversion amount | $		$ 1,000,000
Conversion price per share | $ / shares		$ 1.82
Par value per share | $ / shares		$ 0.0002
Subsequent events | Equity transfer agreement | All Parties [Member]
Subsequent events
Percent of ownership after transfer	35.00%
Subsequent events | Equity transfer agreement | Wuxi Talent
Subsequent events
Number of shares cancelled | shares	791,667
Subsequent events | Wuxi Kingway Cloud Technology Co., Ltd
Subsequent events
Ownership interest percentage								40.00%